UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21424

Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Premier Portfolios Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant’s telephone number, including area code: 866-633-3371

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

Schedule of Investments

September 30, 2006 (Unaudited)

Defensive Equity Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 87.0%

Allianz NACM International Fund - I		70,109		1,590,064
American Growth Fund of America - F		76,456		2,446,604
Artisan MidCap Value Fund		64,510		1,281,819
Goldman Sachs Structured Large Cap Value Fund - I		327,865		4,658,963
MFS Value Fund - A		180,452		4,637,627
Rydex Large Cap Growth Fund		12,789		327,907
Rydex Mid Cap Value Fund - H		31,133		993,773
Rydex Large Cap Value Fund		53,962		1,638,811
Transamerica Premier Equity Fund		15,136		340,103

Total Registered Investment Companies	(Cost	$17,199,157)		17,915,671

U.S. Government Obligations - 2.4%

U.S. Treasury Bills, 4.94%, due 12/07/06*		500,000		495,477

Total U.S. Government Obligations	(Cost	$495,586)		495,477

Repurchase Agreements - 11.0%

The Huntington National Bank, 5.00%, 10/02/06, (Collateralized by $2,303,554 FNMA, at 3.25%, due 05/16/08, value - $2,296,867) purchased 09/29/06		2,268,000		2,268,000

Total Repurchase Agreements	(Cost	$2,268,000)		2,268,000

Total Investments - 100.4%	(Cost	$19,962,743	)(a)	20,679,148

Liabilities less Other Assets - (0.4%)				-76,138

Total Net Assets - 100.0%				20,603,010

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio		372		3,448
Meeder Premier Growth Portfolio		1,014		9,988
Meeder Premier Fixed Income Portfolio		111		1,066
Meeder Premier Aggressive Growth Portfolio		1,026		9,973

Total Trustee Deferred Compensation	(Cost	$26,065)		24,475

Futures Contracts

	Long Contracts			Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $2,690,800		8		(4,500)

Total Futures Contracts				(4,500)

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation.	$722,741
Unrealized depreciation	(6,336)

Net unrealized appreciation (depreciation)	$716,405

*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to the Defensive Equity Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (Unaudited)

Growth Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 87.2%

Allianz NACM International Fund - I		68,363		1,550,470
Allianz NFJ Dividend Value Fund		99,032		1,607,283
American Growth Fund of America - F		45,500		1,456,011
Goldman Sachs Structured Large Cap Value Fund - I		208,849		2,967,748
Goldman Sachs Mid Cap Value Fund		33,773		1,260,400
MFS Value Fund - A		112,481		2,890,752
Rydex Large Cap Growth Fund		17,419		446,616
Rydex Mid Cap Value Fund - H		26,273		838,628
Rydex Large Cap Value Fund		80,716		2,451,343
Transamerica Premier Equity Fund		20,618		463,291

Total Registered Investment Companies	(Cost	$15,248,908)		15,932,542

U.S. Government Obligations - 4.4%

U.S. Treasury Bills, 4.94%, due 12/07/06*		800,000		792,763

Total U.S. Government Obligations	(Cost	$792,916)		792,763

Repurchase Agreements - 8.8%

The Huntington National Bank, 5.00%, 10/02/06, (Collateralized by $1,638,285 FNMA, at 3.25%, due 05/16/08, value - $1,633,529) purchased 09/29/06		1,613,000		1,613,000

Total Repurchase Agreements	(Cost	$1,613,000)		1,613,000

Total Investments - 100.4%	(Cost	$17,654,824	)(a)	18,338,305

Liabilities less Other Assets - (0.4%)				-67,335

Total Net Assets - 100.0%				18,270,970

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio		271		2,512
Meeder Premier Growth Portfolio		739		7,279
Meeder Premier Fixed Income Portfolio		81		778
Meeder Premier Aggressive Growth Portfolio		748		7,271

Total Trustee Deferred Compensation	(Cost	$18,976)		17,840

Futures Contracts

	Long Contracts			Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $2,354,450		7		12,350

Total Futures Contracts				12,350

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$704,665
Unrealized depreciation	(21,184)

Net unrealized appreciation (depreciation)	$683,481

*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to the Growth Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (Unaudited)

Aggressive Growth Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
Registered Investment Companies - 85.5%

Allianz NACM International Fund - I		48,772		1,106,146
Allianz NFJ Dividend Value Fund - D		47,327		768,116
Fidelity Advisor Leveraged Company Stock Fund - A		23,162		710,149
MFS Value Fund - A		145,111		3,729,341
Munder MidCap Core Growth Fund - A		37,410		885,111
Pioneer Cullen Value Fund - A		68,682		1,313,878
Rydex Large Cap Growth Fund		22,667		581,193
Rydex Large Cap Value Fund		61,830		1,877,769
Transamerica Premier Equity Fund		26,831		602,887

Total Registered Investment Companies	(Cost	$10,999,723)		11,574,590

U.S. Government Obligations - 3.7%

U.S. Treasury Bills, 4.94%, due 12/07/06*		500,000		495,477

Total U.S. Government Obligations	(Cost	$495,586)		495,477

Repurchase Agreements - 11.2%

The Huntington National Bank, 5.00%, 10/02/06, (Collateralized by $1,544,843 FNMA, at 3.25%, due 05/16/08, value - $1,540,359) purchased 09/29/06		1,521,000		1,521,000

Total Repurchase Agreements	(Cost	$1,521,000)		1,521,000

Total Investments - 100.4%	(Cost	$13,016,309	)(a)	13,591,067

Liabilities less Other Assets - (0.4%)				-48,718

Total Net Assets - 100.0%				13,542,349

Trustee Deferred Compensation**

Meeder Premier Defensive Equity Portfolio		225		2,086
Meeder Premier Growth Portfolio		616		6,068
Meeder Premier Fixed Income Portfolio		67		643
Meeder Premier Aggressive Growth Portfolio		624		6,065

Total Trustee Deferred Compensation	(Cost	$15,794)		14,862

Futures Contracts
	Long Contracts			Unrealized Appreciation/ (Depreciation)($)
Standard & Poors 500 expiring December 2006, notional value $2,018,100		6		6,375

Total Futures Contracts				6,375

(a)	Cost for financial reporting purposes and federal income tax purposes are the same. Cost for federal income tax purposes differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$607,064
Unrealized depreciation	(32,306)

Net unrealized appreciation (depreciation)	$574,758

*	Pledged as collateral on Futures Contracts.
**	Assets of affiliates to the Aggressive Growth Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments

September 30, 2006 (Unaudited)

Fixed Income Portfolio

Security Description		Shares or Principal Amount ($)		Value ($)
U.S. Government Obligations - 78.8%

Federal Home Loan Bank, 3.125%, due 05/21/07		600,000		592,044
Fannie Mae, 3.75%, due 12/24/08		250,000		246,162
Fannie Mae, 4.56%, due 05/05/10		200,000		196,094
U.S. Treasury Inflation Protected Security, 3.375%, due 01/15/07		411,018		407,550
U.S. Treasury Notes, 3.625%, due 06/15/10		1,000,000		967,812
U.S. Treasury Notes, 4.25%, due 11/15/13		300,000		293,391

Total U.S. Government Obligations	(Cost	$2,711,885)		2,703,053

Repurchase Agreements - 21.1%

The Huntington National Bank, 5.00%, 10/02/06, (Collateralized by $733,318 FNMA, at 3.25%, due 05/16/08, value - $731,189) purchased 09/29/06		722,000		722,000

Total Repurchase Agreements	(Cost	$722,000)		722,000

Total Investments - 99.9%	(Cost	$3,433,885	)(a)	3,425,053

Other Assets less Liabilities - 0.1%				2,756

Total Net Assets - 100.0%				3,427,809

Trustee Deferred Compensation*

Meeder Premier Defensive Equity Portfolio		127		1,177
Meeder Premier Growth Portfolio		351		3,457
Meeder Premier Fixed Income Portfolio		38		365
Meeder Premier Aggressive Growth Portfolio		355		3,451

Total Trustee Deferred Compensation	(Cost	$8,942)		8,450

(a)	Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses recognized in excess of federal income tax reporting of approximately $47,412. Cost for federal income tax purposes of $3,481,297 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,376
Unrealized depreciation	(58,620)

Net unrealized appreciation (depreciation)	$(56,244)

*	Assets of affiliates to the Fixed Income Portfolio held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Premier Portfolios Trust

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date: November 27, 2006

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date: November 27, 2006